Label	Element	Value
Hood River Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hood River Small-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hood River Small-Cap Growth Fund (the "Fund") seeks superior long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

●
Common stocks of U.S. corporations that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® Index and the Russell 2000® Growth Index ("small-cap companies");

●	Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

●	Options on indices of the common stock of small-cap companies; and

●	Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

As a non-fundamental policy, no more than 15% of the Fund's total assets may at any time be committed or exposed to derivative strategies, which includes options and futures contracts.  The value of such derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.  For purposes of the Fund's 80% policy discussed above, (1) options held by the Fund will be calculated based on the most recent sale price rather than the notional value of such options, and (2) futures contracts will be calculated based on the most recent settlement price. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund's objective.

The Fund may purchase securities of companies engaged in initial public offerings ("IPOs").

The Fund may from time to time invest in foreign securities including American Depositary Receipts ("ADRs"), and in convertible securities, including preferred stock, warrants and debentures.

The Fund may invest in the securities of other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder.

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk.  However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of September 30, 2018, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $11.67 million and $7.75 billion, and the range of market capitalizations represented by companies in the S&P SmallCap 600® Index was between $69.58 million and $5.79 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company's market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy.  The Fund may invest up to 20% of its total assets in stocks of companies in other capitalization ranges.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is subject to the principal risks summarized below, which are further described under "Additional Principal Risk Information."

●	Valuation Risk: It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

●
General Market Risk:  The Fund's share price will fluctuate in response to changes in market value of the Fund's underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

●
Equity Risk:  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

●
Small Company Risk:  The Fund is subject to greater volatility than funds that invest in large-cap companies.  Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap companies may also be more difficult to value than large-cap companies.

●
Liquidity Risk:  Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

●
Growth Investing Risk:  Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.

●
Other Investment Companies Risk:  You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund's direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

●
Foreign Security Risk:  Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.  Income and dividends earned on foreign investments may be subject to foreign withholding taxes.

●
ADR Risk:  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

●
Derivatives Risk:  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives.  Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.  These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.  Future contracts and options may not always be successful hedges and using them could lower the Fund's total return.  The potential loss from the use of futures can exceed the Fund's initial investment in such contracts.

●
IPO Risk:  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

●
Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

●
Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.

●
Portfolio Turnover Risk:  The Fund engages in active and frequent trading, resulting in high portfolio turnover.  The higher the Fund's portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.

●	Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund's investment strategies.

●
Cybersecurity Risk:  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years, ten years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.  This performance information includes performance of the Fund's predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the "Predecessor Fund"), for periods prior to February 2, 2007.  From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC ("Roxbury"), the Fund's predecessor investment adviser.  In 2013, Roxbury's Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund's sub-adviser effective May 30, 2013.  Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available on the Fund's website at www.hoodrivercapital.com or by calling (800) 497-2960.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years, ten years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 497-2960
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hoodrivercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares1 Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
[1]	The returns shown in the bar chart are for Institutional Shares. The performance of the Investor Shares and Retirement Shares will differ due to differences in expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
22.35%	-25.90%
June 30, 2009	December 31, 2008
		The Fund's calendar year-to-date return as of September 30, 2018 was 23.04%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns for Investor Shares and Retirement Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Institutional Shares of the Fund commenced operations on January 2, 2003.  Investor Shares of the Fund commenced operations on July 7, 2015.  Performance shown for Investor Shares prior to inception (July 7, 2015) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Institutional Shares.  Performance shown for Retirement Shares prior to inception (March 3, 2017) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares.  The performance of the Investor Shares and Retirement Shares will differ from that of Institutional Shares due to differences in expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").  The after-tax returns for Investor Shares and Retirement Shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2017)
Hood River Small-Cap Growth Fund | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[3]
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,417
Annual Return 2008	rr_AnnualReturn2008	(39.86%)
Annual Return 2009	rr_AnnualReturn2009	42.42%
Annual Return 2010	rr_AnnualReturn2010	24.58%
Annual Return 2011	rr_AnnualReturn2011	(5.24%)
Annual Return 2012	rr_AnnualReturn2012	23.06%
Annual Return 2013	rr_AnnualReturn2013	43.94%
Annual Return 2014	rr_AnnualReturn2014	8.56%
Annual Return 2015	rr_AnnualReturn2015	0.80%
Annual Return 2016	rr_AnnualReturn2016	13.50%
Annual Return 2017	rr_AnnualReturn2017	20.69%
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Hood River Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.66%
Hood River Small-Cap Growth Fund | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.42%
Hood River Small-Cap Growth Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[3]
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,619
Label	rr_AverageAnnualReturnLabel	Investor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2015
Hood River Small-Cap Growth Fund | Retirement Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[3]
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,312
Label	rr_AverageAnnualReturnLabel	Retirement Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2017

[1]	Investor Shares are subject to a Rule 12b-1 fee of up to 0.25%. The current fee rate of 0.17% will remain in place at least through October 31, 2019.
[2]	"Acquired Fund Fees and Expenses" are the indirect costs of the Fund's investments in other investment companies during the period.
[3]	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[4]	Hood River Capital Management LLC ("Hood River" or the "Adviser"), the Fund's investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, "Excludable Expenses")) to 0.99%. To the extent the Fund or a share class of the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 0.99%. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees (the "Board") and Hood River.